UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

ITEM 1.                      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Small-Cap Value Portfolio

Semi-Annual Report

June 30, 2009

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. (the “Fund”).  Such offering is made only by the prospectus(es) of the Fund, which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

Maxim Small-Cap Value Portfolio

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2009
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$148,051,131
Cash	106,239
Dividends receivable	286,355
Subscriptions receivable	142,984
Receivable for investments sold	6,125,956

Total assets	154,712,665

LIABILITIES:
Due to investment adviser	180,343
Redemptions payable	168,718
Payable for investments purchased	6,589,617
Variation margin on futures contracts	5,768

Total liabilities	6,944,446

NET ASSETS	$147,768,219

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,192,698
Additional paid-in capital	198,785,507
Net unrealized depreciation on investments and futures contracts	(10,864,048)
Undistributed net investment income	115,840
Accumulated net realized loss on investments and futures contracts	(42,461,778)

NET ASSETS	$147,768,219

NET ASSET VALUE PER OUTSTANDING SHARE	$6.74
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	125,000,000
Outstanding	21,926,977

(1) Cost of investments in securities:	$158,886,647

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2009
UNAUDITED

INVESTMENT INCOME:
Interest	$1,323
Dividends	1,874,591

Total income	1,875,914

EXPENSES:
Management fees	922,945

NET INVESTMENT INCOME	952,969

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(25,145,267)
Net realized gain on futures contracts	380,947
Change in net unrealized depreciation on investments	18,787,836
Change in net unrealized depreciation on futures contracts	(73,652)

Net realized and unrealized loss on investments	(6,050,136)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,097,167)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2009 AND PERIOD FROM MAY 15, 2008 (INCEPTION) TO DECEMBER 31, 2008

	2009	2008
	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$952,969	$1,248,414
Net realized loss on investments	(25,145,267)	(17,157,129)
Net realized gain (loss) on futures contracts	380,947	(686,923)
Change in net unrealized depreciation on investments	18,787,836	(29,623,352)
Change in net unrealized appreciation (depreciation) on futures contracts	(73,652)	45,120

Net decrease in net assets resulting from operations	(5,097,167)	(46,173,870)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(852,013)	(1,086,936)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	31,556,398	247,056,131
Reinvestment of distributions	852,013	1,086,936
Redemptions of shares	(24,540,781)	(55,032,492)

Net increase in net assets resulting from share transactions	7,867,630	193,110,575

Total increase in net assets	1,918,450	145,849,769

NET ASSETS:
Beginning of period	145,849,769	0

End of period (1)	$147,768,219	$145,849,769
	0	0
OTHER INFORMATION:

SHARES:
Sold	5,122,121	26,857,763
Issued in reinvestment of distributions	125,666	164,451
Redeemed	(3,971,959)	(6,371,065)

Net increase	1,275,828	20,651,149

(1) Including undistributed net investment income	$115,840	$14,884

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Six Months Ended		Period Ended
	June 30, 2009		December 31, 2008 +
	UNAUDITED

Net Asset Value, Beginning of Period	$7.06		$10.00

Income from Investment Operations

Net investment income	0.05		0.05
Net realized and unrealized loss	(0.33)		(2.94)

Total Loss From Investment Operations	(0.28)		(2.89)

Less Distributions

From net investment income	(0.04)		(0.05)

Total Distributions	(0.04)		(0.05)

Net Asset Value, End of Period	$6.74		$7.06

Total Return ±	(3.98%)	^	(28.84%)	^

Net Assets, End of Period ($000)	$147,768		$145,850

Ratio of Expenses to Average Net Assets	1.40%	*	1.40%	*

Ratio of Net Investment Income to Average Net Assets	1.45%	*	1.24%	*

Portfolio Turnover Rate	49.50%	^	66.07%	^

+ The portfolio commenced operations on May 15, 2008.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009
UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  The Fund presently consists of forty-eight portfolios.  Interests in the Maxim Small-Cap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund.  The investment objective of the Portfolio is to seek long-term growth of capital.  The Portfolio is diversified as defined in the 1940 Act.  The Portfolio is available as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.  The Portfolio is also available as an investment option for asset allocation portfolios that are a series of the Fund and college saving programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio is subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157).  FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2009, the inputs used to value the Portfolio’s investments were as detailed in the following table.  At no point during the six months ended June 30, 2009 did the Portfolio hold securities valued with Level 3 inputs.

Description	Level 1	Level 2	Level 3	Total
Assets
Common stock	$143,493,353	$-	$-	$143,493,353
Short-term investments	-	4,557,778	-	4,557,778
Liabilities
Other financial instruments*	(5,768)	-	-	(5,768)
Total	$143,487,585	$4,557,778	$-	$148,045,363

*Other financial instruments consist of futures.  Futures are reported at their variation margin as of June 30, 2009.

Financial Futures Contracts

The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities.  Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security.  Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation on futures contracts.  When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders.  Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of Financial Accounting Standards Board Interpretation No. 48.  Accordingly, no provision for federal income or excise taxes has been made.  The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado.  No federal income tax returns are currently under examination.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.40% of the average daily net assets of the Portfolio.   The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio.  FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2009, there were forty-eight Portfolios of the Fund for which the Directors served as Directors.  The total compensation paid to the independent directors with respect to all portfolios for which they serve as Directors was $114,500 for the six months ended June 30, 2009. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2009, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $69,920,191 and $65,122,967 respectively.  For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2009, the U.S. Federal income tax cost basis was $161,870,343. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $11,765,374 and gross depreciation of securities in which there was an excess of tax cost over value of $25,584,586 resulting in net depreciation of $13,819,212.

5.      DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order to equitize uninvested cash with the objective of minimizing risk of expected tracking error versus the benchmark index.  Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Valuation of derivative instruments as of June 30, 2009 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments under FAS 133	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures Contracts	-	-	Variation margin on futures contracts	$5,768

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 is as follows:

	Realized Gain/Loss		Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments under FAS 133	Statement of Operations Location	Amount	Statement of Operations Location	Amount
Futures Contracts	Net realized gain on futures contracts	$380,947	Change in net unrealized depreciation on futures contracts	$(73,652)

As of June 30, 2009, the Portfolio held 74 Russell 2000 Mini long futures contracts.  The contracts expire in September 2009 and the Portfolio has recorded unrealized depreciation of $28,532.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

7.           SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the balance sheet date, including the estimates inherent in the process of preparing these financial statements, through the issuance date of the financial statements. There is no additional evidence regarding the conditions that existed at the balance sheet date.

Maxim Series Fund, Inc.

Summary of Investments by Sector

Maxim Small-Cap Value Portfolio
June 30, 2009
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	8,091,097	5.47%
Consumer Products & Services	29,692,020	20.06%
Financial Services	44,573,933	30.09%
Health Care Related	8,980,015	6.07%
Industrial Products & Services	14,115,884	9.53%
Natural Resources	7,227,199	4.88%
Technology	16,755,209	11.32%
Transportation	5,270,368	3.56%
Utilities	8,787,628	5.94%
Short Term Investments	4,557,778	3.08%
	$148,051,131	100.00%

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 1.05%
14,100	Applied Signal Technology Inc	359,691
27,900	Cubic Corp	998,541
4,200	Ducommun Inc	78,918
3,000	Triumph Group Inc	120,000
		$1,557,150

Air Freight --- 0.07%
7,000	Dynamex Inc *	107,730
		$107,730

Airlines --- 0.52%
26,100	AirTran Holdings Inc *	161,559
6,400	Allegiant Travel Co *	253,696
42,500	Hawaiian Holdings Inc *	255,850
14,600	Republic Airways Holdings Inc *	95,338
		$766,443

Auto Parts & Equipment --- 0.85%
38,800	ATC Technology Corp *	562,600
21,800	Exide Technologies *	81,314
4,100	Midas Inc *	42,968
27,700	Spartan Motors Inc	313,841
23,200	Standard Motor Products Inc	191,864
4,100	Superior Industries International Inc	57,810
		$1,250,397

Automobiles --- 0.13%
21,500	Lithia Motors Inc	198,660
		$198,660

Banks --- 9.42%
12,800	1st Source Corp	221,056
13,100	Ameris Bancorp	82,792
1,700	Arrow Financial Corp	45,900
45,700	Central Pacific Financial Corp	171,375
3,500	Chemical Financial Corp	69,685
66,600	Citizens Republic Bancorp Inc *	47,286
16,300	City Holding Co	494,868
89,800	Community Bank System Inc	1,307,488
15,200	Community Trust Bancorp Inc	406,600
9,700	Financial Institutions Inc	132,502
185,000	First BanCorp	730,750
3,900	First Citizens BancShares Inc	521,235
35,700	First Commonwealth Financial Corp	226,338
3,100	First Community Bancshares Inc	39,804
56,100	First Financial Bancorp	421,872
17,800	First Financial Bankshares Inc	896,408
10,100	First Financial Corp	318,958
3,800	First Merchants Corp	30,514
39,966	FirstMerit Corp	678,623
10,700	Great Southern Bancorp Inc	219,885
24,300	Guaranty Bancorp *	46,413
10,800	Harleysville National Corp	50,760
17,800	Independent Bank Corp (MA)	350,660
5,500	Lakeland Bancorp Inc	49,445
5,100	MainSource Financial Group Inc	37,842
4,800	NBT Bancorp Inc	104,208
23,000	Old National Bancorp	225,860
7,400	Old Second Bancorp Inc	43,660
79,200	Oriental Financial Group Inc	768,240
26,600	PacWest Bancorp	350,056
17,900	Park National Corp	1,010,992
9,800	Peoples Bancorp Inc	167,090
323,500	Popular Inc	711,700
3,600	Renasant Corp	54,072
21,700	Santander BanCorp	151,032
9,800	SCBT Financial Corp	232,162
3,900	Simmons First National Corp	104,208
12,800	Suffolk Bancorp	328,192
17,745	Sun Bancorp Inc *	91,919
13,600	SY Bancorp Inc	328,712
1,100	Tompkins Financial Corp	52,745
9,500	TriCo Bancshares	147,250
15,300	UMB Financial Corp	581,553
7,300	Union Bankshares Corp	109,281
33,800	United Bankshares Inc	660,452
6,300	West Bancorp Inc	31,500
4,700	Zions Bancorp	54,332
		$13,908,275

Biotechnology --- 0.19%
36,400	Enzon Pharmaceuticals Inc *	286,468
		$286,468

Broadcast/Media --- 0.91%
45,400	Carmike Cinemas Inc	380,452
67,300	Entercom Communications Corp	102,969
11,400	Marvel Entertainment Inc *	405,726
4,500	National CineMedia Inc	61,920
59,500	Sinclair Broadcast Group Inc	115,430
46,500	Warner Music Group Corp *	272,025
		$1,338,522

Building Materials --- 1.60%
4,900	American Woodmark Corp	117,355
90,500	Comfort Systems USA Inc	927,625
103,100	Gibraltar Industries Inc	708,297
4,800	Trex Co Inc *	64,176
16,700	Universal Forest Products Inc	552,603
		$2,370,056

Chemicals --- 2.08%
25,900	A Schulman Inc	391,349
8,700	Huntsman Corp	43,761
41,900	Innospec Inc	450,425
3,800	Minerals Technologies Inc	136,876
45,400	OM Group Inc *	1,317,508
14,500	Omnova Solutions Inc *	47,270
64,300	Spartech Corp	590,917
16,600	Symyx Technologies Inc *	97,110
		$3,075,216

Communications - Equipment --- 2.97%
164,400	3Com Corp *	774,324
43,400	ADC Telecommunications Inc *	345,464
24,000	ADTRAN Inc	515,280
2,800	Anaren Inc *	49,504
3,600	Arris Group Inc *	43,776
39,200	Avocent Corp *	547,232
6,100	Black Box Corp	204,167
39,300	Extreme Networks Inc *	78,600
38,300	Harris Stratex Networks Inc *	248,184
16,700	InterDigital Inc *	408,148
8,800	JDS Uniphase Corp *	50,336
26,800	Orbcomm Inc *	47,168
3,200	Plantronics Inc	60,512
111,000	Powerwave Technologies Inc *	178,710
15,900	Symmetricom Inc *	91,743
31,100	Tekelec *	523,413
132,700	UTStarcom Inc *	216,301
		$4,382,862

Computer Hardware & Systems --- 1.21%
120,500	Adaptec Inc *	319,325
24,200	Cray Inc *	190,696
9,700	Imation Corp	73,817
44,200	Novatel Wireless Inc *	398,684
31,200	QLogic Corp *	395,616
10,700	Synaptics Inc *	413,555
		$1,791,693

Computer Software & Services --- 3.53%
11,700	Actuate Corp *	55,926
174,600	Acxiom Corp	1,541,718
118,700	CIBER Inc *	367,970
21,600	Dice Holdings Inc *	100,440
71,000	Earthlink Inc *	526,110
43,600	Fair Isaac Co	674,056
41,900	ModusLink Global Solutions Inc *	287,434
8,200	Quest Software Inc *	114,308
88,600	S1 Corp *	611,340
50,400	SonicWALL Inc *	276,192
61,900	TIBCO Software Inc *	443,823
31,000	United Online Inc	201,810
		$5,201,127

Conglomerates --- 0.65%
13,500	Standex International Corp	156,600
60,900	Tredegar Corp	811,188
		$967,788

Containers --- 0.27%
3,600	AEP Industries Inc *	95,004
12,100	BWAY Holding Co *	212,113
11,500	Myers Industries Inc	95,680
		$402,797

Cosmetics & Personal Care --- 0.15%
3,000	Nu Skin Enterprises Inc	45,900
7,700	Prestige Brands Holdings Inc *	47,355
24,300	Revlon Inc *	132,192
		$225,447

Distributors --- 1.17%
19,400	Beacon Roofing Supply Inc *	280,524
42,000	BlueLinx Holdings Inc *	126,000
8,800	Core-Mark Holding Co Inc *	229,328
22,300	Houston Wire & Cable Co	265,593
3,600	Lawson Products Inc	51,156
31,000	WESCO International Inc *	776,240
		$1,728,841

Electric Companies --- 3.67%
44,200	El Paso Electric Co *	617,032
3,800	IDACORP Inc	99,332
63,000	NorthWestern Corp	1,433,880
64,200	Portland General Electric Co	1,250,616
2,500	UIL Holdings Corp	56,125
73,800	UniSource Energy Corp	1,958,652
		$5,415,637

Electronic Instruments & Equipment --- 2.81%
1,400	AO Smith Corp	45,598
20,500	Benchmark Electronics Inc *	295,200
20,900	Brady Corp Class A	525,008
6,900	CPI International Inc *	59,961
70,800	CTS Corp	463,740
17,700	Encore Wire Corp	377,895
2,500	EnerSys *	45,475
4,600	Insight Enterprises Inc *	44,436
9,100	LaBarge Inc *	84,357
71,800	Methode Electronics Inc Class A	504,036
2,200	Multi-Fineline Electronix Inc *	47,080
26,400	RadiSys Corp *	237,864
30,600	Stoneridge Inc *	146,880
1,600	Tech Data Corp *	52,336
20,600	Technitrol Inc	133,282
25,600	Thomas & Betts Corp *	738,816
38,000	Vishay Intertechnology Inc *	258,020
5,000	Woodward Governor Co	99,000
		$4,158,984

Electronics - Semiconductor --- 2.74%
213,500	Amkor Technology Inc *	1,009,855
63,600	Cirrus Logic Inc *	286,200
115,600	Cypress Semiconductor Corp *	1,063,520
81,800	Entegris Inc *	222,496
73,400	Lattice Semiconductor Corp *	137,992
111,600	Micrel Inc	816,912
72,600	Silicon Image Inc *	166,980
35,000	Skywork Solutions Inc *	342,300
		$4,046,255

Engineering & Construction --- 0.07%
8,600	Pike Electric Corp *	103,630
		$103,630

Financial Services --- 2.46%
23,300	Allied Capital Corp	81,084
5,600	Asset Acceptance Capital Corp *	43,064
53,000	BlackRock Kelso Capital Corp	330,190
1,800	Capital Southwest Corp	130,230
15,300	Encore Capital Group Inc *	202,725
24,500	Fifth Street Finance Corp	245,980
10,200	Harris & Harris Group Inc *	59,466
36,500	Hercules Technology Growth Capital Inc	305,140
39,700	Interactive Brokers Group Inc *	616,541
25,400	Kayne Anderson Energy Development Co	336,804
132,000	MCG Capital Corp	320,760
13,400	Medallion Financial Corp	102,510
10,700	Penson Worldwide Inc *	95,765
18,900	PHH Corp *	343,602
3,500	Prospect Capital Corp	32,200
48,800	Webster Financial Corp	392,840
		$3,638,901

Food & Beverages --- 1.90%
3,800	Coca-Cola Bottling Co Consolidated	209,494
84,400	Del Monte Foods Co	791,672
5,100	Farmer Bros Co	116,688
8,900	Lancaster Colony Corp	392,223
42,000	Nash Finch Co	1,136,520
100,900	Reddy Ice Holdings Inc	166,485
		$2,813,082

Foreign Banks --- 0.31%
37,400	Banco Latinoamericano de Exportaciones SA	464,882
		$464,882

Gold, Metals & Mining --- 0.74%
7,300	Stillwater Mining Co *	41,683
82,000	Worthington Industries Inc	1,048,780
		$1,090,463

Health Care Related --- 2.77%
13,200	America Service Group Inc *	212,124
15,700	Centene Corp *	313,686
1,200	Emergency Medical Services Corp *	44,184
61,900	Health Management Associates Inc Class A *	305,786
46,200	HealthSouth Corp *	667,128
10,400	Healthspring Inc *	112,944
32,700	LHC Group Inc *	726,267
29,400	Lincare Holdings Inc *	691,488
4,900	Magellan Health Services Inc *	160,818
14,000	Nighthawk Radiology Holdings Inc *	51,800
18,300	PharMerica Corp *	359,229
7,100	RehabCare Group Inc *	169,903
7,400	Symmetry Medical Inc *	68,968
5,100	US Physical Therapy Inc *	75,225
7,600	Wellcare Health Plans Inc *	140,524
		$4,100,074

Homebuilding --- 1.80%
78,000	Beazer Homes USA Inc *	142,740
36,200	Hovnanian Enterprises Inc *	85,432
67,800	M/I Homes Inc	663,762
24,900	Meritage Homes Corp *	469,614
35,500	Ryland Group Inc	594,980
347,900	Standard Pacific Corp *	706,237
		$2,662,765

Household Goods --- 1.57%
24,400	Blyth Inc	800,076
38,600	Central Garden & Pet Co *	380,210
69,000	Furniture Brands International Inc	209,070
23,000	Helen of Troy Ltd *	386,170
5,300	Hooker Furniture Corp	60,844
64,400	La-Z-Boy Inc	303,968
14,200	Tempur-Pedic International Inc	185,594
		$2,325,932

Insurance Related --- 6.30%
12,600	Allied World Assurance Co Holdings Ltd	514,458
212,200	American Equity Investment Life Holding Co	1,184,076
11,900	American Physicians Capital Inc	466,004
36,100	Amerisafe Inc *	561,716
41,500	Aspen Insurance Holdings Ltd	927,110
11,600	Assured Guaranty Ltd	143,608
165,100	Conseco Inc *	391,287
25,400	Employers Holdings Inc	344,170
11,500	Endurance Specialty Holdings Ltd	336,950
11,400	FPIC Insurance Group Inc *	349,068
3,600	Infinity Property & Casualty Corp	131,256
16,700	MBIA Inc *	72,311
82,500	Montpelier Re Holdings Ltd	1,096,425
58,200	National Financial Partners Corp	426,024
1,200	National Western Life Insurance Co Class A	140,100
66,100	Platinum Underwriters Holdings Ltd	1,889,799
28,000	PMA Capital Corp *	127,400
24,600	Presidential Life Corp	186,222
		$9,287,984

Investment Bank/Brokerage Firm --- 1.20%
60,400	BGC Partners Inc	228,916
187,900	E*TRADE Financial Corp *	240,512
43,800	GFI Group Inc	295,212
175,700	LaBranche & Co Inc *	755,510
7,300	optionsXpress Holdings Inc	113,369
22,900	Patriot Capital Funding Inc	39,159
8,400	Sanders Morris Harris Group Inc	46,200
4,200	SWS Group Inc	58,674
		$1,777,552

Leisure & Entertainment --- 1.61%
7,000	Ameristar Casinos Inc	133,210
5,900	Bally Technologies Inc *	176,528
13,900	Pinnacle Entertainment Inc *	129,131
38,200	Polaris Industries Inc	1,226,984
13,500	RC2 Corp *	178,605
26,500	Shuffle Master Inc *	175,165
29,400	Sturm Ruger & Co Inc	365,736
		$2,385,359

Machinery --- 3.51%
29,800	Actuant Corp Class A	363,560
7,500	Altra Holdings Inc *	56,175
19,900	Blount International Inc *	171,339
53,300	Briggs & Stratton Corp	711,022
16,800	Chart Industries Inc *	305,424
12,200	Colfax Corp *	94,184
17,200	Crane Co	383,732
13,000	EnPro Industries Inc *	234,130
14,000	Federal Signal Corp	107,100
14,500	Force Protection Inc *	128,180
7,900	Greenbrier Cos Inc	56,801
3,500	Kadant Inc *	39,515
40,300	Mueller Industries Inc	838,240
20,800	Mueller Water Products Inc	77,792
59,400	Oshkosh Truck Corp	863,676
51,300	Tecumseh Products Co Class A *	498,123
11,600	Watts Water Technologies Inc	249,864
		$5,178,857

Manufacturing --- 0.02%
16,100	SMART Modular Technologies (WWH) Inc *	36,547
		$36,547

Medical Products --- 1.41%
19,700	American Medical Systems Holdings Inc *	311,260
6,000	Cyberonics Inc *	99,780
52,000	Invacare Corp	917,800
29,200	Steris Corp	761,536
		$2,090,376

Miscellaneous --- 0.07%
5,100	CSS Industries Inc	103,938
		$103,938

Office Equipment & Supplies --- 0.28%
8,500	Ennis Inc	105,910
41,100	Knoll Inc	311,538
		$417,448

Oil & Gas --- 3.29%
29,000	Allis-Chalmers Energy Inc *	66,990
5,200	Bolt Technology Corp *	58,448
27,100	Cal Dive International Inc *	233,873
12,600	Clayton Williams Energy Inc *	237,762
92,400	Complete Production Services Inc *	587,664
22,000	Delta Petroleum Corp *	42,460
51,100	Endeavour International Corp *	69,496
6,100	Gulf Island Fabrication Inc	96,563
20,600	Gulfport Energy Corp *	141,110
5,100	Knightsbridge Tankers Ltd	69,564
33,500	McMoRan Exploration Co *	199,660
22,500	Newpark Resources Inc *	64,125
5,800	Nordic American Tanker Shipping Ltd	184,556
10,000	Overseas Shipholding Group Inc	340,400
30,300	Rosetta Resources Inc *	265,125
129,000	Stone Energy Corp *	957,180
53,700	VAALCO Energy Inc *	227,151
53,400	Venoco Inc *	409,578
9,300	W&T Offshore Inc	90,582
12,100	World Fuel Services Corp	498,883
		$4,841,170

Paper & Forest Products --- 0.88%
81,700	Buckeye Technologies Inc *	366,833
12,100	Clearwater Paper Corp *	306,009
12,100	Domtar Corp *	200,618
10,900	KapStone Paper and Packaging Corp *	51,121
11,500	Neenah Paper Inc	101,315
30,300	PH Glatfelter Co	269,670
		$1,295,566

Personal Loans --- 0.43%
93,500	Advance America Cash Advance Centers Inc	414,205
11,200	World Acceptance Corp *	222,992
		$637,197

Pharmaceuticals --- 1.69%
16,200	Depomed Inc *	52,650
21,300	Noven Pharmaceuticals Inc *	304,590
9,900	Par Pharmaceutical Cos Inc *	149,985
77,600	Valeant Pharmaceuticals International *	1,995,872
		$2,503,097

Pollution Control --- 0.54%
24,200	Casella Waste Systems Inc *	48,158
50,100	EnergySolutions Inc	460,920
45,200	Metalico Inc *	210,632
16,300	Waste Services Inc *	84,434
		$804,144

Printing & Publishing --- 1.17%
74,400	Deluxe Corp	953,064
24,300	EW Scripps Co	50,787
77,200	Gannett Co Inc	275,604
39,900	Media General Inc Class A	84,189
59,500	Valassis Communications Inc *	363,545
		$1,727,189

Real Estate --- 10.07%
15,100	Agree Realty Corp REIT	276,783
20,300	American Capital Agency Corp REIT	466,291
266,200	Anworth Mortgage Asset Corp REIT	1,919,302
30,600	Associated Estates Realty Corp REIT	182,376
24,100	CapLease Inc REIT	66,516
5,800	Capstead Mortgage Corp REIT	73,718
17,800	Care Investment Trust Inc REIT	92,560
14,700	Cedar Shopping Centers Inc REIT	66,444
249,600	Chimera Investment Corp REIT	871,104
10,100	Cogdell Spencer Inc REIT	43,329
90,600	Colonial Properties Trust REIT	670,440
46,700	Education Realty Trust Inc REIT	200,343
2,400	Equity Lifestyle Properties Inc REIT	89,232
16,400	Equity One Inc REIT	217,464
50,500	Extra Space Storage Inc REIT	421,675
19,700	First Potomac Realty Trust REIT	192,075
7,500	Getty Realty Corp REIT	141,525
10,100	Hatteras Financial Corp REIT	288,759
16,500	Healthcare Realty Trust Inc REIT	277,695
23,800	Highwoods Properties Inc REIT	532,406
58,800	HRPT Properties Trust REIT	238,728
118,400	Inland Real Estate Corp REIT	828,800
99,300	Investors Real Estate Trust REIT	882,777
15,700	Kite Realty Group Trust REIT	45,844
21,600	Lexington Realty Trust REIT	73,440
49,500	LTC Properties Inc REIT	1,012,275
29,700	Mission West Properties Inc REIT	202,851
11,500	Monmouth Real Estate Investment Corp REIT	67,390
26,700	National Health Investors Inc REIT	713,157
74,500	Omega Healthcare Investors Inc REIT	1,156,240
11,420	One Liberty Properties Inc REIT	65,665
22,900	PS Business Parks Inc REIT	1,109,276
16,800	Sun Communities Inc REIT	231,504
15,100	Urstadt Biddle Properties Inc REIT	212,608
189,500	U-Store-It Trust REIT	928,550
		$14,859,142

Restaurants --- 0.68%
14,800	AFC Enterprises Inc *	99,900
7,000	Brinker International Inc	119,210
2,000	CEC Entertainment Inc *	58,960
1,400	Cracker Barrel Old Country Store Inc	39,060
15,000	Krispy Kreme Doughnuts Inc *	45,000
13,200	O'Charley's Inc	122,100
78,600	Ruby Tuesday Inc *	523,476
		$1,007,706

Retail --- 5.30%
26,700	99 Cents Only Stores *	362,586
9,900	Aeropostale Inc *	339,273
6,500	Asbury Automotive Group Inc	66,560
8,100	AutoNation Inc *	140,535
17,300	Big Lots Inc *	363,819
41,100	Borders Group Inc *	151,248
19,000	Cato Corp Class A	331,360
23,000	Chicos FAS Inc *	223,790
45,900	Dillard's Inc	422,280
28,400	Foot Locker Inc	297,348
57,700	Hot Topic Inc *	421,787
38,000	Jo-Ann Stores Inc *	785,460
39,600	Kirkland's Inc *	475,596
43,200	MarineMax Inc *	148,608
19,500	Office Depot Inc *	88,920
4,700	Pantry Inc *	78,020
49,200	Regis Corp	856,572
100,100	Rent-A-Center Inc *	1,784,783
7,900	Sally Beauty Co Inc *	50,244
9,000	Systemax Inc *	107,190
6,300	Weis Markets Inc	211,176
30,400	Zale Corp *	104,576
		$7,811,731

Savings & Loans --- 2.05%
24,900	Astoria Financial Corp	213,642
12,100	Bank Mutual Corp	105,512
5,800	Beneficial Mutual Bancorp Inc *	55,680
2,500	Berkshire Hills Bancorp Inc	51,950
46,000	Dime Community Bancshares	419,060
54,600	Doral Financial Corp *	136,500
3,000	ESSA Bancorp Inc	41,010
11,500	First Financial Holdings Inc	108,100
49,800	First Niagara Financial Group Inc	568,716
10,000	First Place Financial Corp	31,100
84,200	Flagstar Bancorp Inc *	57,256
21,400	OceanFirst Financial Corp	256,158
27,700	Provident Financial Services Inc	252,070
15,900	Provident New York Bancorp	129,108
38,300	TrustCo Bank Corp NY	226,353
14,000	WSFS Financial Corp	382,340
		$3,034,555

Shoes --- 0.06%
6,600	Timberland Co Class A *	87,582
		$87,582

Specialized Services --- 2.61%
14,100	AMN Healthcare Services Inc *	89,958
3,900	Career Education Corp *	97,071
12,500	Corinthian Colleges Inc *	211,625
109,200	CSG Systems International Inc *	1,445,808
44,800	Diamond Management & Technology Consultants Inc	188,160
64,900	Global Cash Access Holdings Inc *	516,604
80,100	Hackett Group Inc *	186,633
28,000	Harte-Hanks Inc	259,000
41,500	Hudson Highland Group Inc *	81,340
47,500	Lionbridge Technologies Inc *	87,400
10,400	Marchex Inc	35,048
15,400	On Assignment Inc *	60,214
39,600	PRG-Schultz International Inc *	106,920
2,600	School Specialty Inc *	52,546
84,900	Spherion Corp *	349,788
3,600	Wright Express Corp *	91,692
		$3,859,807

Telephone & Telecommunications --- 1.60%
184,700	Cincinnati Bell Inc *	524,548
43,500	IDT Corp *	70,470
21,300	Iowa Telecommunications Services Inc	266,463
118,200	USA Mobility Inc	1,508,232
		$2,369,713

Textiles --- 0.36%
2,400	Cherokee Inc	47,568
24,100	Jones Apparel Group Inc	258,593
18,800	Oxford Industries Inc	219,020
		$525,181

Tobacco --- 0.10%
4,600	Universal Corp	152,306
		$152,306

Transportation --- 1.99%
13,700	American Commercial Lines Inc *	212,076
19,100	Avis Budget Group Inc *	107,915
6,200	Celadon Group Inc *	52,018
68,400	Dollar Thrifty Automotive Group Inc *	954,180
28,600	Heartland Express Inc	420,992
22,000	Horizon Lines Inc	84,920
31,200	Marten Transport Ltd *	647,712
24,300	Pacer International Inc	54,189
22,800	Werner Enterprises Inc	413,136
		$2,947,138

Utilities --- 2.28%
59,700	NICOR Inc	2,066,814
17,800	Northwest Natural Gas Co	788,896
1,700	Piedmont Natural Gas Co Inc	40,987
21,400	Southwest Gas Corp	475,294
		$3,371,991

TOTAL COMMON STOCK --- 97.11%		$143,493,353
(Cost $154,328,869)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

3,583,000	Fannie Mae	3,583,000
	0.01% July 1, 2009
315,000	Freddie Mac	315,000
	0.02% July 1, 2009
660,000	United States of America	659,778
	0.16% September 17, 2009

TOTAL SHORT-TERM INVESTMENTS --- 3.08%		$4,557,778
(Cost $4,557,778)

OTHER ASSETS & LIABILITIES --- (0.19%)		$(282,912)

TOTAL MAXIM SMALL-CAP VALUE PORTFOLIO --- 100%		$147,768,219
(Cost $158,886,647)

Legend

*	Non-income Producing Security
REIT	Real Estate Investment Trust

For Fund compliance purposes, management determines the Fund's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

See Notes to Financial Statements.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Small-Cap Value Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2008 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2008)	(06/30/09)	(12/31/08-06/30/09)

Actual	$1,000.00	$960.20	$6.80

Hypothetical
(5% return before expenses)	$1,000.00	$1,017.85	$7.00

*Expenses are equal to the Portfolio's annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Availability of Quarterly Portfolio Schedule.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of the Fund, including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 23, 2009 (the "Meeting"), approved the continuation of (i) the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and each of the following Sub-Advisers:

Sub-Adviser	Portfolio
AllianceBernstein L.P.	Maxim Bernstein International Equity Portfolio

Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio

Federated Investment Management Company	Maxim Federated Bond Portfolio

Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio

Invesco Global Asset Management (N.A.), Inc.	Maxim Invesco ADR Portfolio

Invesco Institutional (N.A.), Inc.	Maxim Small-Cap Value Portfolio

Franklin Advisers, Inc.	Maxim Global Bond Portfolio

Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio

Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio

Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio

Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio

Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio

T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio

Western Asset Management Company	Maxim High Yield Bond Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.  In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval.  Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.  MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 17, 2009, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements").  The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers.  Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios.  The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account.  The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio.  The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds.  For Portfolios other than the Index Portfolios, this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2008, calendar year returns for the five-year period ended December 31, 2008, and risk-adjusted performance measures.  In addition, for Portfolios other than the Index Portfolios and the Profile Portfolios (for which Morningstar performance information is not provided), this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category.  The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment style from within, to the extent applicable, the Portfolio's Morningstar category.  In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Profile Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating.  For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis.  In this regard, the Board noted that the Maxim Ariel Small-Cap Value Portfolio, Maxim Ariel MidCap Value Portfolio, Maxim Bernstein International Equity Portfolio, Maxim High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance.  With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios’ position in the Fund's overall Portfolio lineup, and concluded that, despite the Portfolios' underperformance, there is a market for the Portfolios' shares.  With regard to the Maxim Bernstein International Equity Portfolio, the Board was advised that MCM was in the process of recommending a replacement sub-adviser.  Regarding the Maxim High Yield Bond Portfolio, the Board noted that they had previously authorized MCM to take steps to replace the Portfolio’s sub-adviser and that it would be necessary to continue the sub-advisory agreement with the current sub-adviser until the sub-advisory agreement with the new sub-adviser became effective.  Finally, with regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, recent changes in the management of the Sub-Adviser, and the fact that the Portfolio had performed as well as or better than its Morningstar category over the most recent two calendar years, and concluded that it was satisfied with the current performance of the Portfolio.  As to the remaining Portfolios (other than the Index Portfolios and the Profile Portfolios), the Board determined that it was satisfied with investment performance.

The Board also reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track and the performance of the Profile Portfolios as compared against the performance of similarly managed funds, and concluded that it was satisfied with the investment performance of the Index Portfolios and the Profile Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios.  With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers.  In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable.  With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.  Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar category.  Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the risks assumed by MCM in connection with those Maxim accounts and the similarly managed institutional accounts, as presented by MCM.  With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds, even though the expense ratio for the Maxim Bond Index Portfolio was at the higher end of the range.  With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers.  The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers.  In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses.  Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets.  The Board also noted that most of the Portfolios had experienced a significant reduction in assets under management due primarily to the general market declines stemming from the economic crisis and other adverse market developments in 2008.  Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers.  The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.  Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company, and the benefits derived or to be derived by GWL&A from such investments.  The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	August 25, 2009

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer & Investment Compliance Officer

Date:	August 25, 2009